ALPHACENTRIC PREMIUM OPPORTUNITY FUND (HMXAX, HMXCX, HMXIX)
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2025

Shares						Fair Value
	SHORT-TERM INVESTMENTS — 49.1%
	MONEY MARKET FUNDS - 49.1%
4,431,304	Fidelity Investments Money Market Government Portfolio, Class I, 4.22%(a)					$ 4,431,304
15,120,007	First American Treasury Obligations Fund, Class X, 4.24%(a)					15,120,007
	TOTAL SHORT-TERM INVESTMENTS (Cost $19,551,311)					19,551,311

Contracts(b)
	INDEX OPTIONS PURCHASED - 1.5%	Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS PURCHASED – 1.0%
7	S&P 500 Index	IB	01/16/2026	$ 6,200	$ 4,343,465	$ 251,055
8	S&P 500 Index	IB	10/17/2025	6,325	4,963,960	131,480
	TOTAL CALL OPTIONS PURCHASED (Cost - $291,960)					382,535

	PUT OPTIONS PURCHASED - 0.5%
7	S&P 500 Index	IB	01/16/2026	$ 6,325	$ 4,343,465	$ 197,610
	TOTAL PUT OPTIONS PURCHASED (Cost - $277,692)

	TOTAL INDEX OPTIONS PURCHASED (Cost - $569,652)					580,145

Contracts(c)
	FUTURE OPTIONS PURCHASED - 10.7%	Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS PURCHASED - 9.4%
27	Emini SP W Week Option	SXM	07/03/2025	$ 6,310	$ 8,376,682	$ 3,915
50	S&P Emini 3rd Week	SXM	07/18/2025	6,000	15,512,375	673,750
50	S&P Emini 3rd Week	SXM	07/18/2025	6,250	15,512,375	184,375
40	S&P Emini 3rd Week	SXM	08/15/2025	6,050	12,409,900	533,500
75	S&P Emini 3rd Week	SXM	08/15/2025	6,400	23,268,562	205,313
30	S&P500 Emini Option	SXM	07/31/2025	6,200	9,307,425	196,500
81	S&P500 Emini Option	SXM	07/31/2025	6,250	25,130,047	402,975
201	S&P500 Emini Option	SXM	07/31/2025	6,300	62,359,747	731,137
30	S&P500 Emini Option	SXM	07/31/2025	6,600	9,307,425	7,200
50	S&P500 Emini Option	SXM	09/19/2025	6,000	12,409,900	697,500
50	S&P500 Emini Option	SXM	09/19/2025	6,000	3,102,475	135,750
	TOTAL CALL OPTIONS PURCHASED (Cost - $2,083,932)					3,771,915

	PUT OPTIONS PURCHASED - 1.3%
54	S&P Emini 3rd Week	SXM	07/18/2025	$ 4,800	$ 16,753,365	$ 2,025
75	S&P Emini 3rd Week	SXM	08/15/2025	5,000	23,268,562	22,312
25	S&P Emini 3rd Week	SXM	08/15/2025	5,500	7,756,187	18,125
75	S&P Emini 3rd Week	SXM	08/15/2025	5,600	23,268,562	69,375
108	S&P500 Emini Option	SXM	07/31/2025	5,200	33,506,730	21,600
150	S&P500 Emini Option	SXM	07/31/2025	5,300	$ 46,537,125	35,250

ALPHACENTRIC PREMIUM OPPORTUNITY FUND (HMXAX, HMXCX, HMXIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Contracts(c)
	FUTURE OPTIONS PURCHASED - 10.5% (Continued)	Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	PUT OPTIONS PURCHASED - 1.4% (Continued)
30	S&P500 Emini Option	SXM	08/29/2025	$ 5,500	9,307,425	$ 35,250
54	S&P500 Emini Option	SXM	09/19/2025	4,900	16,753,365	37,125
54	S&P500 Emini Option	SXM	09/19/2025	5,500	16,753,365	99,900
25	S&P500 Emini Option	SXM	09/19/2025	5,750	7,756,187	74,375
20	S&P500 Emini Option	SXM	03/20/2026	4,950	6,204,950	73,750
5	S&P500 Emini Option	SXM	09/18/2026	4,600	1,551,237	22,375
	TOTAL PUT OPTIONS PURCHASED (Cost - $701,265)					511,462

	TOTAL FUTURE OPTIONS PURCHASED (Cost - $2,785,197)					4,283,377

	TOTAL INVESTMENTS – 61.3% (Cost $22,906,160)					$ 24,414,833
	CALL OPTIONS WRITTEN - (5.1)% (Premiums received - $1,031.675)					(2,019,165)
	PUT OPTIONS WRITTEN - (1.7)% (Premiums received - $1,245,144)					(677,450)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 45.5%					18,120,502
	NET ASSETS - 100.0%					$ 39,838,720

Contracts(b)
	WRITTEN INDEX OPTIONS - (0.9)%	Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS WRITTEN- (0.5)%
8	S&P 500 Index	IB	08/15/2025	$ 6,325	$ 4,963,960	$ 58,160
7	S&P 500 Index	IB	09/19/2025	6,200	4,343,465	138,425
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $122,818)					196,585

	PUT OPTIONS WRITTEN - (0.4)%
7	S&P 500 Index	IB	09/19/2025	$ 6,325	$ 4,343,465	$ 140,315
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $242,884)

	TOTAL INDEX OPTIONS WRITTEN (Proceeds - $365,702)					$ 336,900

Contracts(c)
	WRITTEN FUTURE OPTIONS - (5.9)%	Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS WRITTEN- (4.6)%
81	Emini SP W Week Option	SXM	07/03/2025	$ 6,330	$ 25,130,147	$ 4,455
100	S&P Emini 3rd Week	SXM	07/18/2025	6,375	31,024,750	112,500
100	S&P Emini 3rd Week	SXM	07/18/2025	6,400	31,024,750	83,750
40	S&P Emini 3rd Week	SXM	08/15/2025	6,350	12,409,900	148,000
150	S&P Emini 3rd Week	SXM	08/15/2025	6,525	46,537,125	170,625
81	S&P500 Emini Option	SXM	07/31/2025	6,350	25,130,147	207,563
261	S&P500 Emini Option	SXM	07/31/2025	6,400	80,974,597	453,487
120	S&P500 Emini Option	SXM	07/31/2025	6,425	37,229,700	168,000
81	S&P500 Emini Option	SXM	07/31/2025	6,450	25,130,047	91,125

ALPHACENTRIC PREMIUM OPPORTUNITY FUND (HMXAX, HMXCX, HMXIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Contracts(c) (continued)
	WRITTEN FUTURE OPTIONS - (5.9)%	Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS WRITTEN- (4.6)% (Continued)
81	S&P500 Emini Option	SXM	07/31/2025	$ 6,500	$ 25,130,047	$ 56,700
40	S&P500 Emini Option	SXM	09/19/2025	6,300	12,409,900	280,500
10	S&P500 Emini Option	SXM	09/19/2025	6,400	3,102,475	45,875
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $908,857)					1,822,580

	PUT OPTIONS WRITTEN - (1.3)%
54	S&P Emini 3rd Week	SXM	07/18/2025	$ 4,900	$ 16,753,365	$ 2,295
50	S&P Emini 3rd Week	SXM	07/18/2025	5,675	15,512,375	10,000
15	S&P Emini 3rd Week	SXM	08/15/2025	4,650	4,653,712	2,813
15	S&P Emini 3rd Week	SXM	08/15/2025	5,150	4,653,712	5,550
150	S&P Emini 3rd Week	SXM	08/15/2025	5,300	46,537,125	71,625
40	S&P Emini 3rd Week	SXM	08/15/2025	5,750	12,409,900	55,500
54	S&P500 Emini Option	SXM	07/31/2025	4,900	16,753,365	6,615
75	S&P500 Emini Option	SXM	07/31/2025	5,000	23,268,562	10,875
54	S&P500 Emini Option	SXM	07/31/2025	5,500	16,753,365	18,900
75	S&P500 Emini Option	SXM	07/31/2025	5,600	23,268,562	33,750
30	S&P500 Emini Option	SXM	08/29/2025	5,000	9,307,425	14,550
20	S&P500 Emini Option	SXM	09/19/2025	5,000	6,204,950	15,750
108	S&P500 Emini Option	SXM	09/19/2025	5,200	33,506,730	116,100
25	S&P500 Emini Option	SXM	09/19/2025	5,300	7,756,187	32,187
40	S&P500 Emini Option	SXM	09/19/2025	5,700	12,409,900	108,000
10	S&P500 Emini Option	SXM	09/19/2025	5,800	3,102,475	32,625
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $1,002,260)					537,135

	TOTAL FUTURE OPTIONS WRITTEN (Proceeds - $1,911,117)					$ 2,359,715

ALPHACENTRIC PREMIUM OPPORTUNITY FUND (HMXAX, HMXCX, HMXIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(d)	Value and Unrealized Appreciation(Depreciation)
5	CBOE Volatility Index Future	07/17/2025	$ 93,562	$ (188)
4	CME E-Mini NASDAQ 100 Index Future	09/22/2025	1,831,460	82,015
18	CME E-mini Russell 2000 Index Futures	09/22/2025	1,972,530	60,390
1	CME E-Mini Standard & Poor's 500 Index Future	09/22/2025	312,687	588
	TOTAL LONG FUTURES CONTRACTS			$ 142,805

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(d)	Value and Unrealized Appreciation
1	CBOE Volatility Index Future	08/21/2025	$ 20,098	$1,202
	TOTAL SHORT FUTURES CONTRACTS			$ 1,202

	TOTAL FUTURES CONTRACTS			$ 144,007

IB	- Interactive Brokers
SXM	- StoneX Financial Inc.
(a)	Rate disclosed is the seven day effective yield as of June 30, 2025.
(b)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.
(c)	Each contract is equivalent to one futures contract.
(d)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.